Taxes (Details) - USD ($)	1 Months Ended			12 Months Ended
	Nov. 30, 2025	Nov. 30, 2022	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2024
Taxes [Line Items]
Preferential tax rates, percentage	15.00%
Income tax rate, percentage			15.00%
Unrecognized deferred tax liabilities (in Dollars)					$ 787,211
Foreign Investment Enterprises [Member]
Taxes [Line Items]
Preferential tax rates, percentage				25.00%
High and New Technology Enterprises [Member]
Taxes [Line Items]
Preferential tax rates, percentage		15.00%
Income tax rate, percentage				15.00%